Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of called up share capital, allotted and fully paid

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2023	15,871	3,968	405	4,373	13,284
Issued to staff under share incentive plans	121	30	94	124	—
AT1 securities issuance	—	—	—	—	3,140
AT1 securities redemption	—	—	—	—	(3,170)
Repurchase of shares	(837)	(209)	—	(209)	—
Other movements	—	—	—	—	5
As at 31 December 2023	15,155	3,789	499	4,288	13,259

As at 1 January 2022	16,752	4,188	348	4,536	12,259
Issued to staff under share incentive plans	50	13	57	70	—
AT1 securities issuance	—	—	—	—	3,158
AT1 securities redemption	—	—	—	—	(2,126)
Repurchase of shares	(931)	(233)	—	(233)	—
Other movements	—	—	—	—	(7)
As at 31 December 2022	15,871	3,968	405	4,373	13,284

Disclosure of AT1 equity instruments

AT1 equity instruments
		2023	2022
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.25% Perpetual Subordinated Contingent Convertible Securities[1]	2023	—	1,243
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	—	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities[1]	2024	1,241	1,244
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities[1]	2025	996	993
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	996	996
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	1,142	1,142
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m)	2027	264	264
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,247	1,247
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[1]	2028	1,077	1,078
9.250% Perpetual Subordinated Contingent Convertible Securities	2028	1,497	—
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD 400m)	2028	248	—
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)[1]	2029	1,647	1,643
9.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,750m)	2029	1,395	—
Total AT1 equity instruments		13,259	13,284
Note
1Reported net of securities held by the Group.